Basis of Presentation (Details) - Schedule of Subsidiary	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Versus Systems (Holdco) Inc. [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Place of Incorporation	United States of America	United States of America
Proportion of Ownership Interest	81.90%	81.90%
Versus Systems UK, Ltd. [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Place of Incorporation	United Kingdom	United Kingdom
Proportion of Ownership Interest	81.90%	81.90%
Versus LLC [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Place of Incorporation	United States of America	United States of America
Proportion of Ownership Interest	81.90%	81.90%
Xcite Interactive, Inc. [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Place of Incorporation	United States of America	United States of America
Proportion of Ownership Interest	100.00%	100.00%
Principal Activity [Member] | Versus Systems (Holdco) Inc. [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Principal Activity	Holding Company	Holding Company
Principal Activity [Member] | Versus Systems UK, Ltd. [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Principal Activity	Sales Company	Sales Company
Principal Activity [Member] | Versus LLC [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Principal Activity	Technology Company	Technology Company
Principal Activity [Member] | Xcite Interactive, Inc. [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Principal Activity	Technology Company	Technology Company